AXS First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 96.1%
$350,000	AIMCO CLO Series Series 2017-AA, 6.727%, (3-Month Term SOFR+131.16 basis points), 4/20/2034[1,2,3]	$348,881
450,000	Allegro CLO XIV Ltd. Series 2021-2A, 6.815%, (3-Month Term SOFR+142.16 basis points), [1,2,3]	447,749
270,498	AMMC CLO XI Ltd. Series 2012-11A, 6.662%, (3-Month Term SOFR+127.16 basis points), 4/30/2031[1,2,3]	270,337
198,330	AMMC CLO XVIII Ltd. Series 2016-18A, 6.741%, (3-Month Term SOFR+136.16 basis points), 5/26/2031[1,2,3]	198,339
237,526	Bain Capital Credit CLO Series 2018-1A, 6.634%, (3-Month Term SOFR+122.16 basis points), 4/23/2031[1,2,3]	237,507
235,970	Barings CLO Ltd. Series 2015-2A, 6.867%, (3-Month Term SOFR+145.16 basis points), 10/20/2030[1,2,3]	236,248
375,000	Battalion CLO X Ltd. Series 2016-10A, 6.830%, (3-Month Term SOFR+143.16 basis points), [1,2,3]	374,272
250,000	Battalion CLO XX Ltd. Series 2021-20A, 6.835%, (3-Month Term SOFR+144.16 basis points), 7/15/2034[1,2,3]	248,841
450,000	BlueMountain CLO Ltd. Series 2016-2A, 6.749%, (3-Month Term SOFR+138.16 basis points), [1,2,3]	448,990
470,000	BlueMountain CLO XXIV Ltd. Series 2019-24A, 6.777%, (3-Month Term SOFR+136.16 basis points), [1,2,3]	469,159
182,842	Burnham Park CLO Ltd. Series 2016-1A, 6.827%, (3-Month Term SOFR+141.16 basis points), 10/20/2029[1,2,3]	182,954
250,000	CBAM Ltd. Series 2017-2A, 6.854%, (3-Month Term SOFR+145.16 basis points), [1,2,3]	249,071
353,612	Cedar Funding VII CLO Ltd. Series 2018-7A, 6.677%, (3-Month Term SOFR+126.16 basis points), 1/20/2031[1,2,3]	353,541
	CIFC Funding Ltd.
290,000	Series 2021-4A, 6.705%, (3-Month Term SOFR+131.16 basis points), 7/15/2033[1,2,3]	290,329
250,000	Series 2014-4RA, 6.834%, (3-Month Term SOFR+143.16 basis points), 1/17/2035[1,2,3]	250,233
500,000	Eaton Vance CLO Ltd. Series 2013-1A, 6.905%, (3-Month Term SOFR+151.16 basis points), [1,2,3]	499,812
250,000	Elmwood CLO IV Ltd. Series 2020-1A, 6.895%, (3-Month Term SOFR+150.16 basis points), 4/15/2033[1,2,3]	250,378
361,059	Generate CLO IV Ltd. Series 4A, 6.767%, (3-Month Term SOFR+135.16 basis points), 4/20/2032[1,2,3]	361,007

AXS First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$500,000	Generate CLO VIII Ltd. Series 8A, 6.877%, (3-Month Term SOFR+146.16 basis points), [1,2,3]	$499,378
302,800	LCM XVIII LP Series 18A, 6.697%, (3-Month Term SOFR+128.16 basis points), 4/20/2031[1,2,3]	302,773
375,000	Magnetite XII Ltd. Series 2015-12A, 6.755%, (3-Month Term SOFR+136.16 basis points), 10/15/2031[1,2,3]	375,352
450,000	MP CLO VIII Ltd. Series 2015-2A, 6.852%, (3-Month Term SOFR+146.16 basis points), [1,2,3]	448,767
162,231	Palmer Square CLO Ltd. Series 2014-1A, 6.794%, (3-Month Term SOFR+139.16 basis points), 1/17/2031[1,2,3]	162,487
250,000	Recette CLO Ltd. Series 2015-1A, 6.757%, (3-Month Term SOFR+134.16 basis points), 4/20/2034[1,2,3]	249,065
300,000	Rockford Tower CLO Ltd. Series 2021-1A, 6.847%, (3-Month Term SOFR+143.16 basis points), 7/20/2034[1,2,3]	300,380
500,000	RRX III Ltd. Series 2021-3A, 6.975%, (3-Month Term SOFR+158.16 basis points), [1,2,3]	499,828
334,610	Shackleton CLO IV Ltd. Series 2013-4RA, 6.655%, (3-Month Term SOFR+126.16 basis points), 4/13/2031[1,2,3]	334,310
375,000	Symphony CLO XXII Ltd. Series 2020-22A, 6.947%, (3-Month Term SOFR+155.16 basis points), 4/18/2033[1,2,3]	376,357
307,000	Symphony CLO XXXII Ltd. Series 2022-32A, 6.732%, (3-Month Term SOFR+132 basis points), [1,2,3]	306,083
450,000	TCW CLO Ltd. Series 2022-1A, 6.752%, (3-Month Term SOFR+134 basis points), [1,2,3]	448,093
250,000	Thompson Park CLO Ltd. Series 2021-1A, 6.655%, (3-Month Term SOFR+126.16 basis points), 4/15/2034[1,2,3]	249,729
186,059	TICP CLO IX Ltd. Series 2017-9A, 6.817%, (3-Month Term SOFR+140.16 basis points), 1/20/2031[1,2,3]	186,405
300,000	Vibrant CLO XI Ltd. Series 2019-11A, 6.797%, (3-Month Term SOFR+138.16 basis points), 7/20/2032[1,2,3]	299,560
	Voya CLO Ltd.
450,000	Series 2022-3A, 7.116%, (3-Month Term SOFR+170 basis points), [1,2,3]	451,874
375,000	Series 2018-3A, 6.805%, (3-Month Term SOFR+141.16 basis points), 10/15/2031[1,2,3]	375,127

AXS First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$375,000	Wellfleet CLO Ltd. Series 2021-2A, 6.855%, (3-Month Term SOFR+146.16 basis points), [1,2,3]	$373,662
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $11,901,617)	11,956,878
	TOTAL INVESTMENTS — 96.1%
	(Cost $11,901,617)	11,956,878
	Other Assets in Excess of Liabilities — 3.9%	480,155
	TOTAL NET ASSETS — 100.0%	$12,437,033

LP – Limited Partnership

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $11,956,878, which represents 96.1% of total net assets of the Fund.